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                                  Dechert LLP
                               1775 I Street, NW
                              Washington, DC 20006

January 3, 2006

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re: ING Equity Trust
File Nos. 333-56881 and 811-8817

Dear Ladies and Gentlemen:

Please be advised that in lieu of filing a copy of a form of the ING Equity Trust Class A, Class B and Class C Prospectus, the Class I Prospectus and the Statement of Additional Information for Class A, Class B, Class C and Class I for the ING Fundamental Research Fund and the ING Opportunistic LargeCap Fund pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the "1933 Act"), we hereby certify the following pursuant to Rule 497(j) under the Act:

(1) that the form of the Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the 1933 Act would not have differed from that contained in the above-referenced registration statement on Form N-1A (the "Registration Statement") filed on December 23, 2005; and

(2) that the text of the Registration Statement was filed electronically with the Securities and Exchange Commission.

Please contact Shirley A. Hinton at (202) 261-3348 or Reza Pishva at (202) 261-3459 if you have any questions or comments.

Sincerely,

/s/ Shirley A. Hinton
Dechert LLP